Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Summary of stock options activity

			Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise	Contractual	Value
	Shares	Price	Term	(in millions)
Outstanding at January 1, 2011	8,484,233	$24.98
Granted	1,122,525	$34.34
Exercised	(1,576,664)	$21.14
Forfeited/Cancelled	(107,620)	$26.47

Outstanding at December 31, 2011	7,922,474	$27.05	6.0 years	$78

Options exercisable at December 31, 2011	4,580,849	$26.29	4.7 years	$49

Assumptions used in estimating weighted average fair value of options on grant date

	2011	2010	2009
Expected dividend yield	1.9%	2.2%	2.7%
Expected volatility	38%	39%	37%
Expected term (in years)	7.3	7.5	7.5
Risk-free rate	3.0%	3.2%	2.1%

Summary of restricted stock awards activity

		Average
		Grant Date
	Shares	Fair Value
Outstanding at January 1, 2011	322,986	$25.27
Granted	131,955	$31.45
Vested	(39,819)	$28.41

Outstanding at December 31, 2011	415,122	$27.85

Accumulated other comprehensive income (loss), net of tax

		OCI
	AOCI			Non-			AOCI
	Beginning	Pre-		controlling			Ending
	Balance	tax	Tax	interests	Net	Other(b)	Balance
Year ended December 31, 2011
Net unrealized gains on securities	$491 (a)	$141	$(49)	$(5)	$87	$—	$578 (a)
Foreign currency translation adjustments	12	(2)	—	(1)	(3)	—	9
Pension and other postretirement plans adjustments	(8)	1	—	—	1	—	(7)

Total	$495	$140	$(49)	$(6)	$85	—	$580

Year ended December 31, 2010
Net unrealized gains on securities	$167 (a)	$507	$(177)	$(2)	$328	$(4)	$491 (a)
Foreign currency translation adjustments	5	8	—	—	8	(1)	12
Pension and other postretirement plans adjustments	(8)	—	—	—	—	—	(8)

Total	$164	$515	$(177)	$(2)	$336	$(5)	$495

Year ended December 31, 2009
Net unrealized gains on securities	$(717)	$1,396	$(489)	$(6)	$901	$(17)	$167
Foreign currency translation adjustments	(13)	19	—	(1)	18	—	5
Pension and other postretirement plans adjustments	(7)	(2)	1	—	(1)	—	(8)

Total	$(737)	$1,413	$(488)	$(7)	$918	$(17)	$164

(a)	Includes $16 million, $11 million and $66 million at December 31, 2011, 2010 and 2009 in net unrealized losses related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.
(b)	Primarily cumulative effect of accounting change.